REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
REVERSE STOCK SPLIT
NOTE 14 – Reverse Stock Split

On June 23, 2016, the Company effected a 1-for-10 reverse stock split of its Common Stock (the “Reverse Split”). The accompanying financial statements and these notes to the financial statements give retroactive effect to the Reverse Split for all periods presented.